Volkswagen Auto Loan Enhanced Trust 2018-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 7-31-2018	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		8/16/2018
2	Payment Date		8/20/2018
3	Collection Period	6/1/2018	7/31/2018	61
4	Monthly Interest Period - Actual/360	7/3/2018	8/19/2018	48
5	Monthly Interest - 30/360			47

B.    SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	307,000,000.00	307,000,000.00	86,446,200.04	220,553,799.96	0.7184163
7	Class A-2-A Notes	420,000,000.00	420,000,000.00	—	420,000,000.00	1.0000000
8	Class A-2-B Notes	100,000,000.00	100,000,000.00	—	100,000,000.00	1.0000000
9	Class A-3 Notes	369,000,000.00	369,000,000.00	—	369,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	104,000,000.00	1.0000000

11	Total Securities	$1,300,000,000.00	$1,300,000,000.00	$86,446,200.04	$1,213,553,799.96

12	Overcollateralization	40,210,498.92	40,210,498.92		40,210,498.92

13	Adjusted Pool Balance	$1,340,210,498.92	$1,340,210,498.92	$86,446,200.04	$1,253,764,298.88

14	YSOC	104,720,886.52	104,720,886.52		97,192,960.78

15	Net Pool Balance	$1,444,931,385.44	$1,444,931,385.44	$86,446,200.04	$1,350,957,259.66

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	2.42428%	N/A	992,338.61	3.2323733	87,438,538.65	284.8160868
17	Class A-2-A Notes	2.81000%	N/A	1,540,816.67	3.6686111	1,540,816.67	3.6686111
18	Class A-2-B Notes	2.31216%	2.13216%	308,288.00	3.0828800	308,288.00	3.0828800
19	Class A-3 Notes	3.02000%	N/A	1,454,885.00	3.9427778	1,454,885.00	3.9427778
20	Class A-4 Notes	3.15000%	N/A	427,700.00	4.1125000	427,700.00	4.1125000

21	Total Securities			4,724,028.28		91,170,228.32

C.    COLLECTIONS AND AVAILABLE FUNDS

22	Scheduled Principal Payments Received	49,973,058.15
23	Scheduled Interest Payments Received	7,872,755.77
24	Prepayments of Principal Received	42,347,910.28
25	Liquidation Proceeds	1,055,838.59
26	Recoveries Received	83,252.62
27	Other Payments Received to Reduce Principal

28	Subtotal: Total Collections	101,332,815.41

29	Repurchased Receivables	—
30	Reserve Account Excess Amount (Item 88)	1,930.05

31	Total Available Funds, prior to Servicer Advances	101,334,745.46

32	Servicer Advance (Item 76)	—

33	Total Available Funds + Servicer Advance	101,334,745.46

34	Reserve Account Draw Amount (Item 79)	—

35	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	101,334,745.46

D.  DISTRIBUTIONS

	Distribution Summary:
36	Prior Advance Reimbursement (Item 70)	—
37	Servicing Fees (Item 44)	2,408,218.98
38	Class A Noteholder Interest (Item 55)	4,724,028.28
39	Principal Distribution Amount (Item 68)	86,446,200.04
40	Amount Paid to Reserve Account to Reach Specified Balance	5,360,841.99
41	Other Amounts Paid to Trustees	—
42	Certificateholders Principal Distribution Amount	—

43	Remaining Funds to Seller	2,395,456.17

		Due	Shortfall	Paid
	Distribution Detail:
44	Servicing Fees	2,408,218.98	—	2,408,218.98

	Pro rata:
45	Class A-1 Interest	992,338.61	—	992,338.61
46	Class A-2-A Interest	1,540,816.67	—	1,540,816.67
47	Class A-2-B Interest	308,288.00		308,288.00
48	Class A-3 Interest	1,454,885.00	—	1,454,885.00
49	Class A-4 Interest	427,700.00	—	427,700.00
50	Class A-1 Interest Carryover Shortfall	—	—	—
51	Class A-2-A Interest Carryover Shortfall	—	—	—
52	Class A-2-B Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	4,724,028.28	—	4,724,028.28

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		1,340,210,498.92
57	Beginning Net Pool Balance	1,444,931,385.44
58	Receipts of Scheduled Principal	(49,973,058.15)
59	Receipts of Prepaid Principal	(42,347,910.28)
60	Liquidation Proceeds	(1,055,838.59)
61	Other Collections of Principal	—
62	Principal Amount of Repurchases	—
63	Principal Amount of Defaulted Receivables	(597,318.76)

64	Ending Net Pool Balance	1,350,957,259.66
65	Yield Supplement Overcollateralization Amount	97,192,960.78

66	Adjusted Pool Balance	1,253,764,298.88
67	Less: Adjusted Pool Balance - End of Collection Period		1,253,764,298.88

68	Calculated Principal Distribution Amount		86,446,200.04

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		101,334,745.46
70	Less: Prior Advance Reimbursement (Item 36)		—
71	Less: Servicing Fees Paid (Item 44)		2,408,218.98
72	Less: Interest Paid to Noteholders (Item 55)		4,724,028.28
73	Less: Calculated Principal Distribution (Item 68)		86,446,200.04

74	Equals: Remaining Available Funds before Servicer Advance		7,756,298.16
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

76	Servicer Advance (If Item 69 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		7,756,298.16
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		86,446,200.04

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Less: Prior Advance Reimbursement		—
83	Plus: Additional Servicer Advances for Current Period		—

84	Ending Balance of Servicer Advance		—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Lesser of (a) $6,701,052.49, and (b) the aggregate note balance)		6,701,052.49
86	Initial Reserve Account Balance		1,340,210.50
87	Beginning Reserve Account Balance		1,340,210.50
88	Plus: Net Investment Income for the Collection Period		1,930.05

89	Subtotal: Reserve Fund Available for Distribution		1,342,140.55
90	Plus: Deposit of Excess Available Funds (Item 40)		5,358,911.94
91	Less: Reserve Account Draw Amount (Item 79)		—

92	Subtotal Reserve Account Balance		6,701,052.49
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		—

94	Equals: Ending Reserve Account Balance		6,701,052.49

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		5,360,841.99

G.      POOL STATISTICS

		Initial	Prior Period	Current Period
	Collateral Pool Balance Data:
96	Net Pool Balance	1,444,931,385	1,444,931,385	1,350,957,260
97	Number of Current Contracts	69,296	69,296	67,355
98	Weighted Average Loan Rate	3.33%	3.33%	3.33%
99	Average Remaining Term	52.1	52.1	50.3
100	Average Original Term	63.87	63.9	64.0
101	Monthly Prepayment Rate - June Collections			1.35%
102	Monthly Prepayment Rate - July Collections			1.37%

			Units	Outstanding Principal Balance
	Net Credit Loss and Repossession Activity:
103	Aggregate Outstanding Principal Balance of Charged Off Receivables		96	1,653,157.35
104	Liquidation Proceeds on Related Vehicles			1,055,838.59
105	Recoveries Received on Receivables Previously Charged Off			83,252.62

106	Net Principal Losses for Current Collection Period		96	514,066.14

107	Beginning Net Principal Losses		—	—
108	Net Principal Losses for Current Collection Period		96	514,066.14

109	Cumulative Net Principal Losses		96	514,066.14

110	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,444,931,385.44)			0.04%

		Percentage	Units	Outstanding Principal Balance
	Delinquencies Aging Profile - End of Period:
111	Current	99.55%	67,095	1,344,920,195.57
112	31 - 60 Days Delinquent	0.37%	220	5,012,200.65
113	61 - 90 Days Delinquent	0.08%	40	1,024,863.44
114	91-120 Days Delinquent [1]	0.00%	—	—

115	Total	100.00%	67,355	1,350,957,259.66

H.	DELINQUENCY AND NET LOSS RATIOS

		Percentage
116	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period
117	Current Period	0.04%
118	Prior Period	N/A
119	Two Periods Prior	N/A
120	Three Periods Prior	N/A

121	Four Period Average (Current and Three Prior Collection Periods)	0.04%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period	Percentage
122	Current Period	0.08%
123	Prior Period	N/A
124	Two Periods Prior	N/A
125	Three Periods Prior	N/A

126	Four Period Average (Current and Three Prior Collection Periods)	0.08%

127	Delinquncy Trigger	4.48%
128	Delinquency Percentage (61-Day Delinquent Receivables)	0.08%
129	Delinquency Trigger occurred in this collection Period?	No

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

Credit Risk Retention Information

Pursuant to the Securities and Exchange Commission’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), VW Credit, Inc. is required to retain an economic interest in the credit risk of the receivables with a fair value of at least 5% of the aggregate fair value of the notes and the certificate on the Closing Date. Volkswagen Auto Lease/Loan Underwritten Funding, LLC, the depositor and a wholly-owned affiliate of VW Credit, Inc., retained all of the certificates as of the Closing Date as an “eligible horizontal residual interest” (“EHRI”). VW Credit, Inc. recalculated the fair value of EHRI as of the Closing Date, and no changes in the fair value methodology or inputs and assumptions described in the prospectus were made. As of the Closing Date, the approximate fair value of the EHRI retained by the depositor was equal to $105,205,692.67 (7.49% expressed as a percentage of the fair value of the EHRI and the Notes). The depositor is retaining a sufficient portion of the certificates necessary to satisfy the requirements of Regulation RR.

[1]

Any receivable as to which any payment is past due 90 or more days is a Defaulted Receivable and the outstanding principal balance is deemed to be zero. Therefore this item will equal zero in all reporting periods.

VW CREDIT, INC., as Servicer